Discontinued operations - Consideration received (Details) - Discontinued operations € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received in cash and cash equivalents	€ 37,080
Total consideration received	€ 37,080